Schedule of Binomial Lattice Model for Private Warrants (Details)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jul. 20, 2021 $ / shares
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.0	1.2	0.7
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0	0.0	0.0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	79.6	49.7	31.5
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, per share	$ 11.50	$ 11.50	$ 11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, per share	$ 0.88	$ 3.95	$ 9.20